Note 7 - Risk Management - Financial Instruments Compensation - Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivatives [Member]
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract
Gross Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements	€ 50,693	€ 59,545	€ 53,298
Gross Financial Assets Set Off Against Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements	11,644	14,080	8,423
Net Financial Liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	39,049	45,465	44,876
Amounts Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Liabilities Abstract
Financial Instruments Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Liabilities	27,106	32,146	30,350
Cash Collateral Pledged Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Liabilities	8,328	7,272	9,830
Net Financial Liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	3,615	6,047	4,696
Reverse Purchase Securities Borrowing And Similar Agreements [Member]
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract
Gross Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements	40,134	49,474	72,998
Gross Financial Assets Set Off Against Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements	56	2,912	4,596
Net Financial Liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	40,078	46,562	68,402
Amounts Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Liabilities Abstract
Financial Instruments Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Liabilities	40,158	47,915	68,783
Cash Collateral Pledged Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Liabilities	21	176	114
Net Financial Liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	(101)	(1,529)	(495)
Total [Member]
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract
Gross Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements	90,827	109,019	126,296
Gross Financial Assets Set Off Against Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements	11,701	16,991	13,019
Net Financial Liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	79,126	92,027	113,278
Amounts Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Liabilities Abstract
Financial Instruments Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Liabilities	67,264	80,061	99,133
Cash Collateral Pledged Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Liabilities	8,349	7,448	9,944
Net Financial Liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	€ 3,514	€ 4,518	€ 4,201